INVENTORIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finished Goods
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	$ 28,100,000	$ 0
Ore Stockpiles - Current
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	9,400,000	0
Ore Stockpiles - Non-Current
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	101,100,000	0
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	$ 4,900,000	$ 5,700,000